DISPOSITIONS (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	May 01, 2023	Mar. 31, 2023	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on acquisitions/dispositions, net					$ 0	$ 168	$ 0
Software And Technology Services Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)	$ 490
Gain (loss) on acquisitions/dispositions, net	$ 87			$ 87
Real Estate Service Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on acquisitions/dispositions, net		$ 67
Infrastructure services
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of subsidiary			$ 275
Gain (loss) on acquisitions/dispositions, net			$ 14